Derivative Financial Instruments - Disclosure of Detailed Information about Changes in the Carrying Amounts of the Outstanding Solaris Warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative Financial Instruments [Line Items]
Balance – beginning of year	$ 124,234
Reclassification of investment in Solaris	0	$ 135,964
Balance – end of year	36,218	124,234
Solaris Warrants
Derivative Financial Instruments [Line Items]
Balance – beginning of year	122,919	0
Exercised	(9,161)	0
Reclassification of investment in Solaris	0	61,671
Change in fair value	(84,604)	61,248
Balance – end of year	$ 29,154	$ 122,919